Stock-Based Compensation - Fair Value Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Minimum | Common O Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of Common O Stock (in dollars per share)	$ 0.40	$ 1.12
Maximum | Common O Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of Common O Stock (in dollars per share)	1.1	4.84
Weighted average | Common O Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of Common O Stock (in dollars per share)	$ 1.01	$ 1.45
Stock options | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	76.50%	72.58%
Expected term (years)	5 years	5 years
Risk-free interest rate	3.60%	1.96%
Stock options | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	77.40%	76.74%
Expected term (years)	6 years 1 month 6 days	6 years
Risk-free interest rate	4.20%	4.22%
Stock options | Weighted average
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	76.70%	76.40%
Expected term (years)	5 years 9 months 18 days	6 years
Risk-free interest rate	4.00%	3.75%